Related Party Transactions (Details) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013		Sep. 30, 2014		Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Beginning balance	$ 20,395,323
Ending balance	7,616,248		46,371,713
Debt Instrument, Unamortized Discount			(16,433,109)
Due to Related Parties, Noncurrent	17,303,918		0		0
Proceeds from (Repayments of) Related Party Debt	17,303,918
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Beginning balance	203,050		203,050			294,334
Ending balance	203,050		0			294,334
Proceeds from (Repayments of) Related Party Debt	(91,284)		(203,050)
Accounts Payable and Accrued Liabilities [Member] | Affiliated Companies [Member]
Related Party Transaction [Line Items]
Beginning balance						91,284
Ending balance	0					91,284
Proceeds from (Repayments of) Related Party Debt	(91,284)
Related Party Long-term Debt [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Unamortized Discount	(16,756,054)				0
Proceeds from (Repayments of) Related Party Debt	(16,756,054)	[1]	(17,303,918)
Related Party Long-term Debt [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder STST [Member]
Related Party Transaction [Line Items]
Due to Related Parties Noncurrent Before Unamortized Discount	17,030,000		0		0
Proceeds from (Repayments of) Related Party Debt	17,030,000	[1],[2]	(17,030,000)	[3]
Related Party Long-term Debt [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder ASO2020 [Member]
Related Party Transaction [Line Items]
Due to Related Parties Noncurrent Before Unamortized Discount	17,029,972		0		0
Proceeds from (Repayments of) Related Party Debt	17,029,972	[1],[4]	(17,029,972)	[3]
Related Party Long-term Debt [Member] | Loans Payable [Member] | Total Related Long Term Loans Noncurrent [Member]
Related Party Transaction [Line Items]
Debt Instrument, Unamortized Discount	(16,756,054)		0
Due to Related Parties, Noncurrent	17,303,918		0
Proceeds from (Repayments of) Related Party Debt			16,756,054	[5]
Related Party Debt Current [Member]
Related Party Transaction [Line Items]
Beginning balance						20,395,323
Ending balance	7,616,248					20,395,323
Proceeds from (Repayments of) Related Party Debt	(12,779,075)
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable Two Thousand Eleven Founders Note [Member]
Related Party Transaction [Line Items]
Beginning balance	4,325,000		4,325,000			4,325,000
Ending balance	4,325,000		4,325,000			4,325,000
Proceeds from (Repayments of) Related Party Debt	0		0
Related Party Debt Current [Member] | Loans Payable [Member] | Interest Payable Two Thousand Eleven Founders Note [Member]
Related Party Transaction [Line Items]
Beginning balance	296,248		296,248			341,916
Ending balance	296,248		241,741			341,916
Proceeds from (Repayments of) Related Party Debt	(45,668)	[6]	(54,507)	[6]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable BVH shareholder [Member]
Related Party Transaction [Line Items]
Beginning balance	2,995,000		2,995,000			0
Ending balance	2,995,000		2,995,000			0
Proceeds from (Repayments of) Related Party Debt	2,995,000	[7]	0
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder STST [Member]
Related Party Transaction [Line Items]
Beginning balance					0
Ending balance			19,405,000		0
Proceeds from (Repayments of) Related Party Debt			19,405,000	[8]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder ASO2020 [Member]
Related Party Transaction [Line Items]
Beginning balance					0
Ending balance			19,404,972		0
Proceeds from (Repayments of) Related Party Debt			19,404,972	[8]
Related Party Debt Current [Member] | Loans Payable [Member] | Related Long Term Loans Current [Member]
Related Party Transaction [Line Items]
Beginning balance					7,616,248
Ending balance			46,371,713		7,616,248
Proceeds from (Repayments of) Related Party Debt			38,755,465
Related Party Debt Current [Member] | Loans Payable [Member] | Interest Payable Two Thousand Twelve Founders Note Member [Member]
Related Party Transaction [Line Items]
Beginning balance						228,407
Ending balance	0					228,407
Proceeds from (Repayments of) Related Party Debt	(228,407)	[6]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable Two Thousand Eleven Twelve Note Member [Member]
Related Party Transaction [Line Items]
Beginning balance						3,000,000
Ending balance	0					3,000,000
Proceeds from (Repayments of) Related Party Debt	(3,000,000)	[9]
Founder [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Beginning balance	203,050					203,050
Ending balance			0			203,050
Proceeds from (Repayments of) Related Party Debt	0		(203,050)
STST [Member]
Related Party Transaction [Line Items]
Ending balance	17,030,000
STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member] | Orion [Member]
Related Party Transaction [Line Items]
Beginning balance						6,250,000
Ending balance						6,250,000
Proceeds from (Repayments of) Related Party Debt	(6,250,000)
STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member] | Odyssey [Member]
Related Party Transaction [Line Items]
Beginning balance						6,250,000
Ending balance						6,250,000
Proceeds from (Repayments of) Related Party Debt	$ (6,250,000)

[1]	Non-interest bearing loans payable by NBHC to shareholders STST and ASO2020. Discount on loan payable is being amortized over the term of the loans, which are due January 2023.
[2]	Loans payable to STST were converted to long-term debt in conjunction with the restructuring of Odyssey and Orion in 2013 (see Note 1). In 2013, STST provided an additional $4,530,000 (to NBHC) for a total of $17,030,000, which is payable in January 2023.
[3]	Balance at December 31, 2013 has been reclassified as current
[4]	ASO 2020 Maritime S.A. ("ASO2020")
[5]	Unamortized discount at December 31, 2013 was reduced by imputed interest of $322,946 which was recorded for the three months ended March 31, 2014, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,109 has been recorded as a reduction of noncontrolling interest due to the debt modification.
[6]	Paid in cash
[7]	BVH shareholder contribution of $5,000 and loan of $2,995,000 entered into for purposes of providing cash deposit on ultramax newbuildings.
[8]	Loans payable to NBHC shareholders STST and ASO2020, including additional borrowing on May 28, 2014. On April 1, 2014, the loans were amended to remove the maturity date and have therefore been reclassified as current.
[9]	Paid through issuance of convertible redeemable preferred stock